March 15, 2016

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	United of Omaha Separate Account C
1940 Act Registration Number: 811-08190
1933 Act Registration Numbers: 033-72546, 033-89848, 333-51051, 333-54112 and 333-97073
CIK: 0000915809
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), United of Omaha Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	March 4, 2016
Deutsche Investments VIT Funds	0001006373	February 24, 2016
Deutsche Variable Series I	0000764797	February 24, 2016
Deutsche Variable Series II	0000810573	February 24, 2016
Federated Insurance Series	0000912577	February 24, 2016
MFS® Variable Insurance Trust	0000918571	February 25, 2016
MFS® Variable Insurance Trust II	0000719269	February 25, 2016
Pioneer Variable Contracts Trust	0000930709	February 29, 2016
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2016
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 23, 2016
T. Rowe Price International Series, Inc.	0000918292	February 23, 2016
The Universal Institutional Funds, Inc.	0001011378	March 9, 2016
Variable Insurance Products Fund	0000356494	February 24, 2016
Variable Insurance Products Fund II	0000831016	February 24, 2016
Variable Insurance Products Fund V	0000823535	February 26, 2016
Variable Insurance Products III	0000927384	February 24, 2016

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

RICHARD C. ANDERL

Richard C. Anderl
Corporate Secretary
United of Omaha Life Insurance Company